INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2013
INCOME TAX EXPENSE [Abstract]
INCOME TAX EXPENSE

Note 12-INCOME TAX EXPENSE

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and British Virgin Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands and British Virgin Islands withholding tax will be imposed.

China

The Company's PRC subsidiaries and PRC Affiliated Entities are subject to the statutory rate of 25% in 2011, 2012 and 2013 in accordance with the new enterprise income tax law ("EIT Law") which was effective on January 1, 2008.

Dividends paid by PRC subsidiaries of the Company out of the profits earned after December 31, 2007 to non-PRC tax resident investors would be subject to PRC withholding tax. The withholding tax is 10%, unless a foreign investor's tax jurisdiction has a tax treaty with China that provides for a lower withholding tax rate.

The current EIT Law treats enterprises established outside of China with "effective management and control" located in China as PRC resident enterprises for tax purpose. The term "effective management and control" is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered as a PRC resident enterprise for tax purposes, would be subject to the PRC Enterprise Income Tax at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2013, the Company has not accrued for PRC tax in this regard. The Company will continue to monitor its tax status.

Loss before income taxes consists of:

	Year Ended December 31
	2011	2012	2013
	RMB	RMB	RMB	US$
Non-PRC	55,229	23,349	52,418	8,659
PRC	(259,390)	(467,200)	(195,283)	(32,259)
	(204,161)	(443,851)	(142,865)	(23,600)

Income taxes consist of:

	Year Ended December 31
	2011	2012	2013
	RMB	RMB	RMB	US$
Current income tax	(328)	-	-	-
Deferred income tax benefit	68,876	116,709	47,850	7,904
Valuation allowance	(92,874)	(116,709)	(47,850)	(7,904)
	(24,326)	-	-	-

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year Ended December 31
	2011	2012	2013
	RMB	RMB	RMB	US$
Income tax computed at applicable tax rates (25%)	(51,040)	(110,963)	(35,716)	(5,900)
Effect of different tax rates in different jurisdictions	(13,807)	(5,837)	(13,105)	(2,165)
Non-deductible expenses	(3,470)	191	757	125
Effect of expired tax losses	-	-	452	75
Other adjustments	(231)	(100)	(238)	(39)
Changes in valuation allowance	92,874	116,709	47,850	7,904
	24,326	-	-	-

The PRC income tax returns for fiscal year 2008 through fiscal year 2013 remain open for examination.

The components of deferred taxes are as follows:

	As of December 31,
	2012	2013
	RMB	RMB	US$
Deferred tax assets, current portion:
Accrued expenses	37,584	36,630	6,051
Inventories	11,367	10,996	1,816
Provisions	604	2,140	354
Total deferred tax assets, current portion	49,555	49,766	8,221
Valuation allowance	(49,555)	(49,766)	(8,221)
Deferred tax assets, current portion, net	-	-	-
Deferred tax assets, non-current portion:
Fixed assets	453	788	130
Net operating losses	176,056	223,360	36,897
Total deferred tax assets, non-current portion	176,509	224,148	37,027
Valuation allowance	(176,509)	(224,148)	(37,027)
Deferred tax assets, non-current portion, net	-	-	-

During the year ended December 31, 2013, the Company reassessed the realizability of deferred tax assets and concluded that it is not more-likely-than-not that the deferred tax assets will be realized. Therefore, the Company recognized a full valuation allowance against deferred tax assets as of December 31, 2013.

As of December 31, 2013, the Company had net operating losses of approximately RMB893,440 (US$147,586), which can be carried forward to offset future net profit for income tax purposes. The net operating loss will expire in 2016, 2017 and 2018 if not utilized.

The changes in unrecognized tax benefits are as follows:

	As of December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Balance at January 1	596	649	282	47
Additions based on tax positions related to the prior years	787	66	-	-
Reductions for tax positions of prior years	-	(433)	(38)	(7)
Reductions for tax positions of the current year	(734)	-	-	-
Balance at December 31	649	282	244	40

At December 31, 2011, 2012, and 2013, the Company had approximately RMB649, RMB282 and RMB244 (US$40) of unrecognized tax benefits related to uncertain tax positions. None of the unrecognized tax benefits would, if recognized, affect the effective tax rate. The Company does not anticipate any material changes to its uncertain tax positions in the next 12 months.

There is no current need for the Company to accrue interest or penalty associated with the uncertain tax positions, and, accordingly, no such accruals have been made in the Company's account.

The PRC tax law provides a 3-5 years statute of limitation and the Company's income tax returns are subject to examination by tax authorities during that period.